Share-based payments - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3,418	$ 5,294
Cost of product revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,273	508
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	766	1,443
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,379	$ 3,343